Notes to the unaudited interim condensed consolidated statement of financial position - Cash and Cash equivalents balance from the statement of cash flows (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Notes to the unaudited interim condensed consolidated statement of financial position
Other cash equivalents	€ 132,293	€ 82,628
Cash at bank and at hand	33,835	16,684
Cash and cash equivalents	166,127	99,312	€ 122,076	€ 96,564
Cash and cash equivalents balance from the statement of cash flows	€ 166,127	€ 99,312